Commitments and Contingencies	12 Months Ended
Feb. 01, 2014
Commitments and Contingencies

18. Commitments and Contingencies

Legal

The Company establishes reserves relating to legal claims, in connection with litigation to which the Company is party from time to time in the ordinary course of business. The aggregate amount of such reserves was $1.3 million and $0.9 million as of February 1, 2014 and February 2, 2013, respectively.

Like many retailers, the Company has been named in class or collective actions on behalf of various groups alleging violations of federal and state wage and hour and other labor statutes, and alleged violation of state consumer and/or privacy protection statutes. In the normal course of business, we are also party to various other lawsuits and regulatory proceedings including, among others, commercial, product, product safety, employee, customer, intellectual property and other claims. Actions against us are in various procedural stages. Many of these proceedings raise factual and legal issues and are subject to uncertainties.

While the Company does not believe that the amount of loss in excess of those recorded would be material to the Company’s consolidated financial position, any such loss could have a material adverse effect on the Company’s consolidated results of operations in the period(s) during which the underlying matters are resolved.

Letters of Credit

The Company had irrevocable letters of credit in the amounts of $43.9 million and $35.3 million as of February 1, 2014 and February 2, 2013, respectively.

Letters of credit outstanding as of February 1, 2014 and February 2, 2013 amounted to $28.8 million and $26.7 million, respectively, guaranteeing performance under various lease agreements, insurance contracts, and utility agreements. The Company also had outstanding letters of credit arrangements in the aggregate amount of $15.1 million and $8.6 million at February 1, 2014 and February 2, 2013, respectively, related to certain merchandising agreements. Based on the terms of the credit agreement relating to the ABL Line of Credit, the Company had available letters of credit of $456.2 million and $422.7 million as of February 1, 2014 and February 2, 2013, respectively.

Purchase Commitments

The Company had $597.3 million of purchase commitments related to goods or services that were not received as of February 1, 2014.

Death Benefits

In November of 2005, the Company entered into agreements with three of the Company’s former executives whereby upon each of their deaths, the Company will pay $1.0 million to each respective designated beneficiary.